PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	As of December 31,
	2023	2024
	RMB	RMB
Funds receivable from third party online payment platforms	47,842	145,151
VAT receivable	91,022	98,373
Advance to suppliers	20,641	22,364
Loan provided to third party companies (1)	240,000	—
Interest receivable	7,332	—
Other receivables	8,489	16,838
Prepayments and other current assets	415,326	282,726

Note:

(1)	The Group made available to third party companies a one-year revolving credit facility of up to RMB400,000 with annualized interest rate of 4.5% and the maturity date of April 26, 2024. Each loan under this credit facility has a maturity of three months. In 2024, third - party company had repaid all loans.